TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Liability for unrecognized tax benefits		$ 1,284	$ 1,442
Interest accrued		$ 0	$ 37
Corporate tax rate in Israel		25.00%	26.50%	26.50%
Corporate statutory tax rate expected during 2018		23.00%
Corporate statutory tax rate for 2017		24.00%
Attributable to Approved Enterprise Programs [Member]
Income Tax Contingency [Line Items]
Tax-exempt earnings		$ 20,122
Tax liability, if distributed		5,030
Attributable to Beneficiary Enterprise Program [Member]
Income Tax Contingency [Line Items]
Tax-exempt earnings		15,724
Tax liability, if distributed		$ 3,931
Israel Tax Authority [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year			2015
Australian Taxation Office [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year			2012
Canada Revenue Agency [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year			2010
Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year			2014
Inland Revenue, Singapore (IRAS) [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year			2011
England [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year		2016
Development Area A [Member]
Income Tax Contingency [Line Items]
Corporate tax rate in Israel		9.00%
Development Area A [Member] | Subsequent event [Member]
Income Tax Contingency [Line Items]
Corporate tax rate in Israel	7.50%
Tax rate for Company's manufacturing plant in Sdot-Yam	16.00%